Expense Example	Aug. 13, 2026 USD ($)
Defiance Inference AI Chip ETF | Defiance Inference AI Chip ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 66
Expense Example, with Redemption, 3 Years	208
Defiance AI Packaging & Testing ETF | Defiance AI Packaging & Testing ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Defiance Memory & Photonics ETF | Defiance Memory & Photonics ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Defiance Plumbing & Electrical ETF | Defiance Plumbing & Electrical ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	$ 189